Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Foreign invested percentage	10.00%	10.00%
Annual after-tax profit, percentage	50.00%	50.00%
Statutory reserves	$ 5,185	¥ 35,181	¥ 34,091
Restricted net assets	$ 64,020	¥ 434,379	¥ 412,471